Gratry International Growth Fund
SUMMARY SECTION Gratry International Growth Fund
Investment Objective
The investment objective of the Gratry International Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Gratry International Growth Fund (USD $)	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	20	20
Overnight check delivery fee	15	15
Retirement account fees (annual maintenance and full redemption requests)	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Gratry International Growth Fund		Investor Class	Institutional Class
Management fees		0.70%	0.70%
Distribution (Rule 12b-1) fee		0.25%	none
Other expenses (includes shareholder service fee of up to 0.10%)	[1]	1.02%	1.02%
Total annual fund operating expenses		1.97%	1.72%
Fee waiver and/or expense reimbursements	[2]	(0.52%)	(0.52%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements		1.45%	1.20%
[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.45 % and 1.20 % of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively. This agreement is in effect until September 30, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Gratry International Growth Fund (USD $)	1 Year	3 Years
Investor Class	148	568
Institutional Class	122	491

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies. Although the Fund may invest in any size companies, investments will generally be in large capitalization multinational companies. The Fund’s advisor considers large capitalization companies to be those with market capitalization of $10 billion or higher at the time of investment. However, on occasion, the Fund may invest in companies with a market capitalization below $10 billion. The Fund invests primarily in equity securities of non-U.S. domiciled companies located in developed countries but may also invest in companies located in emerging market countries. The Fund may also invest in exchange-traded funds ("ETFs").

The Fund’s investment strategy will typically be implemented by investing in the American Depository Receipts (“ADRs”) of non-U.S. companies. ADRs are negotiable certificates evidencing ownership of shares of foreign issuers and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The use of ADR’s avoids the need for a global custodian and eliminates foreign currency exchange transactions that would otherwise be required to buy and sell the ordinary shares of companies in their local markets. The Fund generally will invest in securities of companies located in at least three different countries.

In investing the Fund's assets, the Fund’s advisor employs an active fundamental investment process to identify companies that it believes exhibit sound financial characteristics and are run by proven management teams. On an ongoing basis, the Fund’s advisor employs a top-down macroeconomic analysis on each country in the investable universe, as defined from time to time. The Fund’s advisor’s “top-down” views are implemented with a fundamental bottom-up security selection process, whereby the Fund’s advisor seeks to invest in companies that it believes to exhibit superior growth metrics, sound financial characteristics, and reasonable stock prices relative to perceived growth prospects at the time of purchase. The Fund’s advisor incorporates a growth orientation to seek to identify securities of high quality companies trading at reasonable values compared to their future earnings potential. In constructing the Fund’s portfolio, the Fund’s advisor broadly diversifies investments across countries, sectors, and companies.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. Market risk is the risk that the Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market due to, among other things, real or perceived adverse economic conditions, changes in general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Equity Securities Risk. Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses due to general market and economic conditions or factors relating to specific companies in which the Fund invests.

Foreign Securities Risk. The prices of foreign securities may be more volatile than those of U.S. securities because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in ADRs are subject to these risks, even though ADRs are denominated in U.S. dollars, because changes in currency and exchange rates affect the values of the issuers of ADRs. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Currency Risk. Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies may decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar may decline in value relative to the currency being hedged.

Emerging Market Risk. The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Small- and Mid-Cap Company Risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

ETF Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun 28, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun 28, 2013
Effective Date	dei_DocumentEffectiveDate	Jun 28, 2013
Prospectus Date	rr_ProspectusDate	Jun 28, 2013
Gratry International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Gratry International Growth Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Gratry International Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies. Although the Fund may invest in any size companies, investments will generally be in large capitalization multinational companies. The Fund’s advisor considers large capitalization companies to be those with market capitalization of $10 billion or higher at the time of investment. However, on occasion, the Fund may invest in companies with a market capitalization below $10 billion. The Fund invests primarily in equity securities of non-U.S. domiciled companies located in developed countries but may also invest in companies located in emerging market countries. The Fund may also invest in exchange-traded funds ("ETFs").

The Fund’s investment strategy will typically be implemented by investing in the American Depository Receipts (“ADRs”) of non-U.S. companies. ADRs are negotiable certificates evidencing ownership of shares of foreign issuers and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The use of ADR’s avoids the need for a global custodian and eliminates foreign currency exchange transactions that would otherwise be required to buy and sell the ordinary shares of companies in their local markets. The Fund generally will invest in securities of companies located in at least three different countries.

In investing the Fund's assets, the Fund’s advisor employs an active fundamental investment process to identify companies that it believes exhibit sound financial characteristics and are run by proven management teams. On an ongoing basis, the Fund’s advisor employs a top-down macroeconomic analysis on each country in the investable universe, as defined from time to time. The Fund’s advisor’s “top-down” views are implemented with a fundamental bottom-up security selection process, whereby the Fund’s advisor seeks to invest in companies that it believes to exhibit superior growth metrics, sound financial characteristics, and reasonable stock prices relative to perceived growth prospects at the time of purchase. The Fund’s advisor incorporates a growth orientation to seek to identify securities of high quality companies trading at reasonable values compared to their future earnings potential. In constructing the Fund’s portfolio, the Fund’s advisor broadly diversifies investments across countries, sectors, and companies.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. Market risk is the risk that the Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market due to, among other things, real or perceived adverse economic conditions, changes in general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Equity Securities Risk. Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses due to general market and economic conditions or factors relating to specific companies in which the Fund invests.

Foreign Securities Risk. The prices of foreign securities may be more volatile than those of U.S. securities because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in ADRs are subject to these risks, even though ADRs are denominated in U.S. dollars, because changes in currency and exchange rates affect the values of the issuers of ADRs. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Currency Risk. Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies may decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar may decline in value relative to the currency being hedged.

Emerging Market Risk. The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Small- and Mid-Cap Company Risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

ETF Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Gratry International Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstgratry_WireFee	20
Overnight check delivery fee	imstgratry_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	1.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	148
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	568
Gratry International Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGIGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstgratry_WireFee	20
Overnight check delivery fee	imstgratry_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	1.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	122
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	491

[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.45 % and 1.20 % of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively. This agreement is in effect until September 30, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.